CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income	¥ 426,534	$ 65,370	¥ 281,891	¥ 269,771
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for allowance for credit losses	2,715	416	9,037	159
Inventory write-down	108,461	16,622	76,169	38,725
Share-based compensation	108,440	16,619	75,183	75,862
Depreciation and amortization	151,724	23,253	120,096	72,175
Amortization of issuance cost of convertible senior notes	25,229	3,867	16,563	0
Deferred income tax	(563)	(86)	(16,786)	(22,944)
Loss on disposal of property and equipment	5,515	845	3,489	2,063
Share of (income) loss in equity method investment	(5,470)	(838)	(4,768)	996
Impairment loss of investments	10,800	1,655	9,021	9,021
Exchange loss	3,065	470	10,729	4,949
Changes in operating assets and liabilities:
Accounts receivable	(400,112)	(61,320)	(247,806)	(462,121)
Inventories	(237,680)	(36,426)	(320,086)	(307,045)
Advances to suppliers	(70,941)	(10,873)	(39,232)	(77,195)
Prepayments and other current assets	(50,499)	(7,739)	(100,738)	(80,644)
Amounts due from related parties	(21,612)	(3,312)	12,947	56,525
Operating lease right-of-use assets	(84,199)	(12,904)	24,456	0
Other non-current assets	(10,070)	(1,543)	(10,959)	(11,978)
Accounts payable	(450,817)	(69,091)	(24,369)	302,808
Notes payable	290,128	44,464	183,923	(21,230)
Income tax payables	(9,378)	(1,437)	19,202	32,344
Amounts due to related party	38,201	5,855	(7,198)	13,994
Accrued expenses and other current liabilities	392,831	60,204	242,521	5,263
Operating lease liabilities	87,712	13,441	(11,889)	0
Net cash provided by (used in) operating activities	310,014	47,512	301,396	(98,502)
Cash flows from investing activities:
Purchases of property and equipment	(111,054)	(17,020)	(91,266)	(123,014)
Purchases of short-term investments	(1,977,841)	(303,117)	(1,532,028)	0
Maturity of short-term investments	1,541,453	236,238	765,969	256,079
Purchase of long-term time deposits	0	0	(211,599)	0
Additions of intangible assets	(47,525)	(7,284)	(61,611)	(85,724)
Investment in equity investees	(21,300)	(3,264)	(16,500)	(17,385)
Net cash received (paid) for business combination	(100)	(15)	13,584	0
Cash received for disposal of equity investees	0	0	0	7,608
Net cash provided by (used in) investing activities	(616,367)	(94,462)	(1,133,451)	37,564
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon public offering in Hong Kong	3,127,305	479,280	0	0
Payment for public offering costs	(31,666)	(4,853)	0	0
Proceeds from short-term borrowings	235,389	36,075	916,603	780,123
Repayment of short-term borrowings	(663,879)	(101,744)	(924,313)	(515,923)
Proceeds from long-term borrowings	0	0	0	63,306
Repayment of long-term borrowings	0	0	(69,415)	0
Capital contribution from NCI	0	0	4,500	0
Proceeds from exercises of stock options	430	66	1,705	3,719
Proceeds from issuance of convertible senior notes, net of issuance cost paid	(742)	(114)	1,847,802	0
Proceeds from ADS lending	0	0	9	0
Net cash provided by financing activities	2,666,837	408,710	1,776,891	331,225
Net increase in cash, cash equivalents and restricted cash	2,360,484	361,760	944,836	270,287
Cash, cash equivalents and restricted cash, beginning of year	1,526,810	219,312	582,855	293,657
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(156,275)	(9,268)	(881)	18,911
Cash, cash equivalents and restricted cash, end of year	3,731,019	571,804	1,526,810	582,855
Restricted cash	151,354	23,196	382,359	125,515
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	3,731,019	571,804	1,526,810	582,855
Supplemental disclosure of cash flow information:
Cash paid for interest	38,665	5,926	37,578	12,992
Cash paid for income tax	137,727	21,108	68,728	55,553
Supplemental disclosures of non-cash investing and financing activities:
Unpaid convertible senior notes offering costs	0	0	742	0
Unpaid Hong Kong public offering costs	11,075	1,697	0	0
Purchases of property and equipment included in payables	¥ 6,456	$ 989	¥ 59	¥ 2,534